UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006 Syosset, NY 11791-9006
(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Spirit of America Real Estate Income and Growth Fund

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2015 (UNAUDITED)

	Shares	Market Value
Common Stocks 98.89%
Apartments (REITs) 20.66%
Apartment Investment & Management Co.	117,600	$4,353,552
AvalonBay Communities, Inc.	30,000	5,244,600
Camden Property Trust	25,000	1,847,500
Equity Residential	58,800	4,417,056
Essex Property Trust, Inc.	17,971	4,015,081
Mid-America Apartment Communities, Inc.	15,000	1,228,050
UDR, Inc.	101,056	3,484,411

		24,590,250
Diversified (REITs) 10.61%
American Assets Trust, Inc.	10,000	408,600
CorEnergy Infrastructure Trust, Inc.	50,000	221,000
CoreSite Realty Corp.	50,200	2,582,288
Digital Realty Trust, Inc.	75,000	4,899,000
DuPont Fabros Technology, Inc.	23,700	613,356
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	73,567	1,266,824
Vornado Realty Trust	10,000	904,200
WP Carey, Inc.	30,000	1,734,300

		12,629,568
Energy 7.58%
Azure Midstream Partners LP	29,000	171,680
Calumet Specialty Products Partners LP	110,830	2,690,952
DCP Midstream Partners LP	11,000	265,980
Enbridge Energy Partners LP	29,312	724,593
Enterprise Products Partners LP	79,202	1,972,130
Magellan Midstream Partners LP	15,000	901,650
Targa Resources Partners LP	30,000	871,200
USA Compression Partners LP	50,000	721,000
Western Gas Partners LP	14,980	701,364

		9,020,549
Financials 0.60%
NorthStar Asset Management Group, Inc./New York	50,000	718,000

Health Care (REITs) 4.44%
CareTrust REIT, Inc.	12,000	136,200
HCP, Inc.	50,000	1,862,500
Ventas, Inc.	37,650	2,110,659
Welltower, Inc.	17,300	1,171,556

		5,280,915
Hotels (REITs) 12.42%
Apple Hospitality REIT, Inc.	49,600	921,072
Ashford Hospitality Prime, Inc.	23,100	324,093
Chesapeake Lodging Trust	33,200	865,192

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Real Estate Income and Growth Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Shares	Market Value
Hotels (REITs) 12.42% (cont.)
DiamondRock Hospitality Co.	270,000	$2,983,500
FelCor Lodging Trust, Inc.	352,700	2,493,589
LaSalle Hotel Properties	64,600	1,833,994
Pebblebrook Hotel Trust	88,514	3,137,821
Sotherly Hotels, Inc.	52,000	353,600
Strategic Hotels & Resorts, Inc. *	135,700	1,871,303

		14,784,164
Industrial (REITs) 3.67%
DCT Industrial Trust, Inc.	14,214	478,443
Prologis, Inc.	100,000	3,890,000

		4,368,443
Manufactured Homes (REITs) 1.78%
Equity LifeStyle Properties, Inc.	15,050	881,478
Sun Communities, Inc.	18,200	1,233,232

		2,114,710
Office Space (REITs) 18.33%
BioMed Realty Trust, Inc.	120,000	2,397,600
Blackstone Mortgage Trust, Inc.	45,000	1,234,800
Boston Properties, Inc.	24,000	2,841,600
City Office REIT, Inc.	121,858	1,384,307
CyrusOne, Inc.	25,000	816,500
Hudson Pacific Properties, Inc.	93,900	2,703,381
Kilroy Realty Corp.	75,000	4,887,000
QTS Realty Trust, Inc., Class A	50,000	2,184,500
SL Green Realty Corp.	29,200	3,158,272
Starwood Property Trust, Inc.	10,000	205,200

		21,813,160
Regional Malls (REITs) 7.05%
General Growth Properties, Inc.	40,000	1,038,800
Simon Property Group, Inc.	40,000	7,348,800

		8,387,600
Shopping Centers (REITs) 7.16%
Federal Realty Investment Trust	40,000	5,458,000
Kimco Realty Corp.	74,250	1,813,927
Regency Centers Corp.	20,000	1,243,000

		8,514,927
Storage (REITs) 4.59%
CubeSmart	20,000	544,200
Extra Space Storage, Inc.	25,000	1,929,000
Sovran Self Storage, Inc.	31,700	2,989,310

		5,462,510
Total Common Stocks (Cost $90,113,867)		117,684,796

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Real Estate Income and Growth Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Shares	Market Value
Preferred Stocks 0.80%
Diversified (REITs) 0.80%
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	20,000	$454,800
Digital Realty Trust, Inc., Series I, 6.35%	10,000	247,400
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	10,000	256,400

Total Preferred Stocks (Cost $999,549)		958,600
Money Market 0.40%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, Institutional Class, 0.14% (a)	472,181	472,181

Total Money Market (Cost $472,181)		472,181
Total Investments – 100.09% (Cost $91,585,597)		119,115,577
Liabilities in Excess of Other Assets – (0.09)%		(109,587)

NET ASSETS – 100.00%		$119,005,990

(a)	Rate disclosed is the seven day yield as of September 30, 2015.
*	Non-income producing security.

REIT- Real Estate Investment Trust.

At September 30, 2015, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$32,093,978
Gross unrealized depreciation	(4,563,998)

Net unrealized appreciation	$27,529,980
Aggregate cost of securities for income tax purposes	$91,585,597

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2015 (UNAUDITED)

	Shares	Market Value
Common Stocks 94.13%
Consumer Discretionary 11.79%
CBS Corp., Class B	6,400	$255,360
Comcast Corp., Class A	12,400	705,312
Delphi Automotive PLC	3,600	273,744
Home Depot, Inc. (The)	17,800	2,055,722
Johnson Controls, Inc.	12,000	496,320
McDonald’s Corp.	5,680	559,650
Ross Stores, Inc.	6,200	300,514
Time Warner, Inc.	12,200	838,750
Walt Disney Co. (The)	22,000	2,248,400
Wyndham Worldwide Corp.	5,500	395,450

		8,129,222
Consumer Staples 7.96%
Altria Group, Inc.	25,700	1,398,080
Kimberly-Clark Corp.	3,200	348,928
Kraft Heinz Co. (The)	2,999	211,669
PepsiCo, Inc.	9,150	862,845
Philip Morris International, Inc.	9,400	745,702
Procter & Gamble Co. (The)	4,900	352,506
Rite Aid Corp. *	89,050	540,534
Walgreens Boots Alliance, Inc.	8,350	693,885
Wal-Mart Stores, Inc.	5,124	332,240

		5,486,389
Energy 5.77%
Apache Corp.	3,000	117,480
Chevron Corp.	4,000	315,520
ConocoPhillips	13,550	649,858
Devon Energy Corp.	5,100	189,159
EOG Resources, Inc.	4,700	342,160
Exxon Mobil Corp.	12,800	951,680
Halliburton Co.	7,100	250,985
Schlumberger Ltd.	6,375	439,684
Tesoro Corp.	2,000	194,480
Valero Energy Corp.	8,700	522,870

		3,973,876
Financials 11.83%
American Express Co.	10,000	741,300
Bank of America Corp.	43,100	671,498
Blackstone Group LP (The)	9,700	307,199
Capital One Financial Corp.	2,500	181,300
Citigroup, Inc.	14,500	719,345
CME Group, Inc.	1,100	102,014
FNF Group, Class A	2,500	88,675

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Shares	Market Value
Financials 11.83% (cont.)
Goldman Sachs Group, Inc.(The)	4,615	$801,902
Hartford Financial Services Group, Inc.(The)	14,000	640,920
Intercontinental Exchange, Inc.	100	23,499
JPMorgan Chase & Co.	20,227	1,233,240
MetLife, Inc.	10,875	512,756
Prudential Financial, Inc.	6,000	457,260
Travelers Cos., Inc.(The)	4,500	447,885
U.S. Bancorp	9,700	397,797
Wells Fargo & Co.	16,186	831,151

		8,157,741
Health Care 19.76%
AbbVie, Inc.	11,900	647,479
Aetna, Inc.	3,800	415,758
Allergan PLC *	6,500	1,766,765
Amgen, Inc.	3,250	449,540
Bristol-Myers Squibb Co.	8,700	515,040
Cardinal Health, Inc.	3,200	245,824
Celgene Corp.*	4,000	432,680
Cigna Corp.	2,000	270,040
Gilead Sciences, Inc.	8,000	785,520
HCA Holdings, Inc. *	4,500	348,120
Humana, Inc.	3,000	537,000
IMS Health Holdings, Inc. *	19,700	573,270
Johnson & Johnson	12,010	1,121,134
LifePoint Health, Inc. *	1,200	85,080
McKesson Corp.	5,000	925,150
Medtronic PLC	10,229	684,729
Merck & Co., Inc.	15,500	765,545
Mylan NV *	9,600	386,496
Pfizer, Inc.	20,000	628,200
Quest Diagnostics, Inc.	2,500	153,675
Thermo Fisher Scientific, Inc.	2,700	330,156
UnitedHealth Group, Inc.	13,400	1,554,534

		13,621,735
Industrials 6.26%
3M Co.	5,650	801,001
Boeing Co.(The)	6,200	811,890
Caterpillar, Inc.	3,000	196,080
CSX Corp.	20,250	544,725
General Electric Co.	32,881	829,259
Honeywell International, Inc.	6,200	587,078
Masco Corp.	5,000	125,900
Tyco International PLC	7,700	257,642
United Technologies Corp.	1,800	160,182

		4,313,757

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Shares	Market Value
Information Technology 19.59%
Accenture PLC, Class A	3,000	$294,780
Adobe Systems, Inc. *	4,200	345,324
Apple, Inc.	25,200	2,779,560
Applied Materials, Inc.	17,800	261,482
Cisco Systems, Inc.	24,500	643,125
Cognizant Technology Solutions Corp., Class A *	10,100	632,361
Corning, Inc.	23,200	397,184
EMC Corp.	8,000	193,280
Hewlett-Packard Co.	11,000	281,710
Intel Corp.	26,400	795,696
International Business Machines Corp.	2,858	414,324
MasterCard, Inc., Class A	9,000	811,080
Microsoft Corp.	34,450	1,524,757
NetApp, Inc.	3,000	88,800
Oracle Corp.	24,800	895,776
Paychex, Inc.	4,400	209,572
QUALCOMM, Inc.	8,800	472,824
Symantec Corp.	21,100	410,817
Texas Instruments, Inc.	14,925	739,086
Visa, Inc.	18,800	1,309,608

		13,501,146
Materials 2.77%
Ball Corp.	3,100	192,820
Dow Chemical Co.(The)	8,650	366,760
EI du Pont de Nemours & Co.	11,000	530,200
LyondellBasell Industries NV, Class A	4,850	404,296
Packaging Corp. of America	6,880	413,901

		1,907,977
Real Estate Investment Trusts 3.91%
Apartment Investment & Management Co., Class A	5,000	185,100
Apple Hospitality REIT, Inc.	11,600	215,412
DiamondRock Hospitality Co.	20,100	222,105
Digital Realty Trust, Inc.	5,400	352,728
FelCor Lodging Trust, Inc.	25,000	176,750
HCP, Inc.	10,100	376,225
Prologis, Inc.	5,000	194,500
Simon Property Group, Inc.	2,600	477,672
Welltower, Inc.	7,300	494,356

		2,694,848
Telecommunication Services 2.55%
AT&T, Inc.	25,350	825,903
CenturyLink, Inc.	1,800	45,216
Verizon Communications, Inc.	20,440	889,344

		1,760,463

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Shares	Market Value
Utilities 1.94%
Exelon Corp.	5,400	$160,380
NextEra Energy, Inc.	4,100	399,955
WEC Energy Group, Inc.	14,900	778,078

		1,338,413
Total Common Stocks (Cost $43,461,339)		64,885,567
Preferred Stocks 4.08%
Consumer Staples 0.15%
CHS, Inc., Series 3, 6.75%	2,000	51,820
CHS, Inc., Series 4, 7.50%	2,000	53,000

		104,820
Energy 0.34%
Callon Petroleum Co., Series A, 10.00%	5,000	232,300

Financials 2.17%
Aegon NV, 6.38%	5,000	126,000
Aegon NV, 8.00%	3,000	82,530
American Financial Group, Inc., 6.38%	5,000	130,150
AmTrust Financial Services, Inc., 7.50%	2,500	62,725
Bank of America Corp., Series W, 6.63%	2,000	51,520
BGC Partners, Inc., 8.13%	5,000	134,650
Capital One Financial Corp., Series D, 6.70%	2,000	53,000
Charles Schwab Corp. (The), Series C, 6.00%	2,000	50,340
Citigroup, Inc., Series L, 6.88%	3,000	79,830
First Republic Bank, Series F, 5.70%	5,000	119,150
Hancock Holding Co., 5.95%	2,500	60,725
JPMorgan Chase & Co., Series BB, 6.15%	4,000	100,120
JPMorgan Chase & Co., Series T, 6.70%	2,000	53,580
JPMorgan Chase & Co., Series Y, 6.13%	4,000	100,480
KKR Financial Holdings LLC, Series A, 7.38%	3,000	78,510
Ladenburg Thalmann Financial Services Inc, Series A, 8.00%	7,000	162,750
Oxford Lane Capital Corp., 8.13%	2,000	50,300

		1,496,360
Health Care 0.18%
AdCare Health Systems, Inc., Series A, 10.88%	3,500	75,254
Peregrine Pharmaceuticals Inc., Series E, 10.50%	2,500	49,200

		124,454
Industrials 0.10%
Costamare, Inc., Series C, 8.50%	3,000	66,210

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Large Cap Value Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Shares	Market Value
Real Estate Investment Trusts 0.57%
American Capital Agency Corp., 7.75%	3,000	$73,020
Digital Realty Trust, Inc., Series H, 7.38%	5,000	133,450
Digital Realty Trust, Inc., Series I, 6.35%	2,500	61,850
Inland Real Estate Corp., Series B, 6.95%	5,000	125,250

		393,570
Telecommunication Services 0.57%
Qwest Corp., 6.63%	2,500	62,375
Qwest Corp., 6.88%	2,000	50,600
Qwest Corp., 7.00%	5,000	128,250
Telephone & Data Systems, Inc., 7.00%	4,000	102,440
United States Cellular Corp., 7.25%	2,000	50,600

		394,265
Total Preferred Stocks (Cost $2,787,423)		2,811,979
Money Market 1.39%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, Institutional Class, 0.14% (a)	955,709	955,709

Total Money Market (Cost $955,709)		955,709
Total Investments – 99.60% (Cost $47,204,471)		68,653,255
Other Assets in Excess of Liabilities – 0.40%		276,457

NET ASSETS – 100.00%		$68,929,712

(a)	Rate disclosed is the seven day yield as of September 30, 2015.
*	Non-income producing security.

REIT- Real Estate Investment Trust.

At September 30, 2015, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$23,195,456
Gross unrealized depreciation	(1,745,536)

Net unrealized appreciation	$21,449,920
Aggregate cost of securities for income tax purposes	$47,203,335

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 98.98%
Alabama 0.11%
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100, (OID), 6.75%, 02/01/29	$100,000	$107,919

Alaska 0.65%
Alaska Housing Finance Corp., Revenue Bonds, State Single-Family Housing, Series A, Callable 06/01/21 @ 100, (OID), 4.25%, 12/01/40	100,000	102,831
Alaska Housing Finance Corp., Revenue Bonds, State Single-Family Housing, Series A, Callable 06/01/21 @ 100, (OID), 4.13%, 12/01/37	100,000	102,687
Northern Tobacco Securitization Corp., Refunding Revenue Bonds, Series A, Callable 10/21/15 @ 100, (OID), 5.00%, 06/01/32	500,000	438,660

		644,178
Arizona 0.23%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Series D, Callable 07/01/19 @ 100, (OID), 5.00%, 07/01/28	100,000	110,982
State of Arizona Lottery Revenue, Public Improvements Revenue Bonds, Series A, Callable 01/01/20 @ 100, (AGM), 5.00%, 07/01/28	100,000	112,175

		223,157
California 2.20%
California Educational Facilities Authority, University & College Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (OID), 6.13%, 10/01/30	250,000	304,777
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue Bonds, Subseries B, Callable 06/01/22 @ 100, (OID), 3.38%, 06/01/29	100,000	102,427
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/26	50,000	56,225
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	286,105
San Francisco, CA Bay Area Rapid Transit , Public & Highway Improvements, General Obligation Unlimited, Series C, 5.00%, 08/01/33	250,000	294,342
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, (OID), 6.00%, 04/01/38	100,000	116,614
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100, (OID), 5.25%, 11/01/30	250,000	292,687
State of California, Refunding Bonds, General Obligation Unlimited, Callable 08/01/18 @ 100, (OID), 5.00%, 08/01/34	500,000	547,880
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/28	140,000	160,609
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/20	20,000	22,936

		2,184,602

See accompanying notes which are an integral part of these financial statements.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
Colorado 0.62%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Series B, Callable 01/01/20 @ 100, 5.25%, 01/01/30	$100,000	$112,535
Montrose Memorial Hospital, Inc., Hospital Improvements, Revenue Bonds, Callable 11/05/15 @ 101, (OID), 6.00%, 12/01/33	500,000	502,225

		614,760
Connecticut 10.27%
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.75%, 11/15/35	500,000	502,125
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series E-2, Callable 05/15/21 @ 100, (GO OF AUTH) (OID), 4.63%, 11/15/41	130,000	134,637
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Series G, Callable 05/15/22 @ 100, 3.05%, 05/15/31	250,000	231,870
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries D-2, Callable 05/15/21 @ 100, 4.15%, 05/15/42	250,000	253,240
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries D-1, Callable 05/15/21 @ 100, 4.00%, 11/15/34	250,000	254,333
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.88%, 11/15/38	750,000	753,172
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries F-1, Callable 11/15/21 @ 100, (OID), 3.30%, 11/15/37	250,000	232,653
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries B-1, Callable 05/15/21 @ 100, (GO OF AUTH), 3.35%, 05/15/28	250,000	252,228
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.25%, 11/15/27	150,000	151,032
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Subseries C-1, Callable 05/15/21 @ 100, 3.50%, 05/15/31	250,000	248,950
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries G-1, Callable 11/15/21 @ 100, (OID), 3.75%, 11/15/55	250,000	240,945
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries E-1, Callable 05/15/20 @ 100, (GO OF AUTH), 4.88%, 11/15/46	100,000	103,946
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Subseries F-2, Callable 05/15/21 @ 100, (GO OF AUTH), 4.63%, 11/15/41	215,000	222,998
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series E, Callable 07/01/24 @ 100, 5.00%, 07/01/34	100,000	110,966
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.50%, 07/01/38	500,000	507,815
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series O, Callable 07/01/20 @ 100, (OID), 4.75%, 07/01/30	100,000	109,104
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	112,436
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	250,000	271,770

See accompanying notes which are an integral part of these financial statements.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
Connecticut 10.27% (cont.)
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/40	$125,000	$135,904
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Series A, Callable 07/01/21 @ 100, 5.00%, 07/01/32	440,000	480,960
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, 5.00%, 07/01/42	500,000	531,985
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series J, Callable 07/01/22 @ 100, (OID), 4.25%, 07/01/31	500,000	516,850
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Series C, Callable 07/01/22 @ 100, 4.00%, 07/01/33	100,000	103,278
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/21 @ 100, (AGM) (OID), 4.00%, 07/01/37	250,000	254,873
State of Connecticut, General Obligation Unlimited, Series B, 5.00%, 06/15/24	250,000	301,377
State of Connecticut, General Obligation Unlimited, Series B, Callable 06/15/25 @ 100, 5.00%, 06/15/28	250,000	295,472
State of Connecticut, Public Improvements, General Obligation Unlimited, Series A, Callable 03/01/24 @ 100, (OID), 4.00%, 03/01/33	400,000	414,444
State of Connecticut, Public Improvements, General Obligation Unlimited, Series B, Callable 04/15/22 @ 100, 4.00%, 04/15/32	250,000	259,455
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 5.00%, 01/01/28	445,000	514,086
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	116,500
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Series A, Callable 10/01/23 @ 100, 5.00%, 10/01/30	250,000	287,775
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 3.00%, 01/01/33	1,000,000	935,480
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/24 @ 100, 5.00%, 02/15/34	250,000	283,755
University of Connecticut, University & College Improvements, Revenue Bonds, Series A, Callable 02/15/20 @ 100, (GO OF UNIVERSITY), 5.00%, 02/15/28	50,000	56,884

		10,183,298
District of Columbia 1.20%
District of Columbia, Hospital Improvements, Revenue Bonds, Subseries 2, Callable 07/15/18 @ 101, (AGM), 5.45%, 07/15/35	505,000	566,115
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/15/23 @ 100, (Fannie Mae), 4.45%, 06/15/31	320,000	335,382
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 12/01/21 @ 100, (Fannie Mae), 4.90%, 06/01/40	280,000	290,674

		1,192,171
Florida 7.50%
Citizens Property Insurance Corp., Miscellaneous Purposes, Revenue Bonds, Series A-1, 4.75%, 06/01/20	150,000	171,042
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, Series A, Callable 07/01/20@ 100, (AGM) (OID), 5.25%, 07/01/35	105,000	116,338

See accompanying notes which are an integral part of these financial statements.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
Florida 7.50% (cont.)
City of Miami, FL Parking System Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.35%, 10/01/39	$500,000	$560,440
City of Orlando, FL, Public Improvements, Revenue Bonds, Series B, Callable 10/01/24 @ 100, 5.00%, 10/01/46	1,000,000	1,119,740
County of Miami-Dade, FL, Hospital Improvements, Revenue Bonds, Callable 06/01/19 @ 100, (OID), 5.75%, 06/01/39	110,000	125,302
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, Series C, Callable 10/01/19 @ 100, (OID), 5.38%, 10/01/28	250,000	285,287
County of Miami-Dade, FL, Public Improvements, General Obligation Unlimited, Series B-1, Callable 07/01/18 @ 100, (OID), 5.63%, 07/01/38	250,000	279,857
County of Miami-Dade, FL Aviation Revenue, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	150,000	172,499
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/20 @ 100, (OID), 5.50%, 08/15/24	250,000	289,705
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/20 @ 100, (OID), 5.75%, 08/15/29	160,000	185,245
Florida Gulf Coast University Financing Corp., University & College Improvements, Revenue Bonds, Series A, Callable 02/01/21 @ 100, 5.00%, 02/01/28	100,000	112,808
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, Callable 04/01/21 @ 100, (OID), 6.00%, 04/01/26	130,000	151,173
Florida Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 5.00%, 07/01/39	80,000	82,176
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.50%, 10/01/41	100,000	117,441
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.25%, 10/01/33	100,000	115,028
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Series 2, Callable 10/01/22 @ 100, 5.00%, 10/01/30	500,000	564,980
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Series A, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	231,130
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	249,178
JEA Electric System Revenue, Revenue Bonds, Series THREE-B, Callable 10/01/17 @ 100, (OID), 3.75%, 10/01/39	500,000	489,145
JEA Water & Sewer System Revenue, Revenue Bonds, Series B, Callable 10/01/17 @ 100, (OID), 4.00%,10/01/41	515,000	518,033
JEA Water & Sewer System Revenue, Revenue Bonds, Subseries B, Callable 10/01/17 @ 100, (OID),3.88%, 10/01/37	250,000	250,925
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, Series B, (AMBAC), 5.25%, 04/01/31	260,000	317,899
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	450,624
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/01/19	160,000	181,618

See accompanying notes which are an integral part of these financial statements.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
Florida 7.50% (cont.)
Palm Beach County School District, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/21 @ 100, 5.00%, 08/01/24	$45,000	$52,223
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 07/01/37	100,000	110,192

		7,436,494
Georgia 1.81%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/35	250,000	274,590
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	325,000	378,570
City of Atlanta, GA Water & Wastewater Revenue, Refunding Revenue Bonds, Series B, Callable 05/01/25 @ 100, 5.00%, 11/01/34	200,000	230,546
City of Atlanta, GA Water & Wastewater Revenue, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	283,045
Fulton County Development Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, (OID), 4.25%, 10/01/37	100,000	104,236
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/01/22	150,000	177,390
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/31	50,000	58,932
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/41	250,000	289,900

		1,797,209
Hawaii 0.05%
Hawai’i Pacific Health, Hospital Improvements, Revenue Bonds, Series B, Callable 07/01/20 @ 100, (OID), 5.75%, 07/01/40	40,000	44,899

Illinois 1.51%
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 6.00%, 08/15/38	175,000	192,024
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/21 @ 100, (OID), 5.88%, 08/15/34	100,000	117,932
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 08/15/18 @ 100, (OID), 5.25%, 08/15/47	250,000	263,545
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100, (OID), 5.50%, 08/15/24	215,000	240,166
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 6.00%, 06/01/28	250,000	290,997
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.13%, 06/01/19	250,000	279,462
University of Illinois, University & College Improvements, Revenue Bonds, Series A, Callable 04/01/21 @ 100, 5.50%, 04/01/31	100,000	114,745

		1,498,871
Indiana 2.93%
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, (OID), 5.25%, 12/01/38	265,000	294,582

See accompanying notes which are an integral part of these financial statements.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
Indiana 2.93% (cont.)
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	$100,000	$113,012
Indiana Finance Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/19 @ 100, (OID), 5.25%, 11/01/39	250,000	277,995
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, Callable 07/15/21 @ 100, (OID), 5.13%, 01/15/31	2,000,000	2,214,880

		2,900,469
Iowa 0.34%
Iowa State Finance Authority, Revenue Bonds, Series A, Callable 08/15/19 @ 100, (OID), 5.38%, 08/15/29	300,000	338,745

Kansas 0.28%
Kansas Development Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	274,030

Kentucky 0.38%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 09/01/20 @ 100, (AGM), 5.00%, 09/01/23	325,000	373,779

Louisiana 0.90%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Series A, Callable 02/01/23 @ 100, (OID), 4.00%, 02/01/48	500,000	498,175
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Series A, Callable 02/01/23 @ 100, 5.00%, 02/01/35	100,000	110,974
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/29	250,000	287,500

		896,649
Maine 1.12%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100, (OID), 3.63%, 07/01/41	500,000	498,735
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series D-2, Callable 11/15/22 @ 100, 4.50%, 11/15/37	250,000	258,052
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series A-3, Callable 11/15/24 @ 100, 3.75%, 11/15/44	100,000	95,059
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.45%, 11/15/32	100,000	98,501
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Series B, Callable 11/15/22 @ 100, 3.60%, 11/15/36	100,000	96,196
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 07/01/25 @ 100, 5.00%, 07/01/26	50,000	60,744

		1,107,287

See accompanying notes which are an integral part of these financial statements.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
Maryland 1.88%
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Series B, Callable 09/01/18 @ 100, 4.75%, 09/01/39	$250,000	$257,023
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.75%, 06/01/35	445,000	485,054
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Series B, Callable 06/01/20 @ 100, (OID), 5.38%, 06/01/25	500,000	543,960
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	165,000	170,056
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/20 @ 100, (OID), 4.63%, 05/15/35	60,000	62,564
Montgomery County Housing Opportunities Commission, Revenue Bonds, Series B, Callable 01/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.63%, 07/01/33	345,000	348,447

		1,867,104
Massachusetts 0.91%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.25%, 01/01/29	60,000	64,416
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, (OID), 5.20%, 01/01/27	135,000	145,263
Massachusetts Health & Educational Facilities Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Series C, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/30	130,000	138,324
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, 4.25%, 07/01/18	150,000	159,609
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/20 @ 100, (FHA) (INS), 5.25%, 12/01/35	175,000	187,150
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	104,651
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	105,137

		904,550
Michigan 3.35%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	489,660
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100, (OID), 5.38%, 10/15/36	100,000	114,908
Michigan State Building Authority, Refunding Revenue Bonds, Series 1-A, Callable 10/15/21 @ 100, (OID), 5.20%, 10/15/31	750,000	863,107
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A2, Callable 04/01/22 @ 100, (GO OF AUTH), 4.50%, 10/01/36	710,000	725,016
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 06/01/21 @ 100, (GO OF AUTH), 4.60%, 12/01/26	70,000	73,587
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100, (OID), 6.88%, 06/01/42	250,000	246,813
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, Series A, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/48	595,000	504,310

See accompanying notes which are an integral part of these financial statements.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
Michigan 3.35% (cont.)
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	$250,000	$299,640

		3,317,041
Mississippi 0.28%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	280,260

Missouri 1.00%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100, (OID), 5.88%, 10/01/36	275,000	296,802
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, Callable 11/15/22 @ 100, (OID), 3.75%, 11/15/39	100,000	96,905
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, Series F, Callable 11/15/24 @ 100, (OID), 4.00%, 11/15/45	500,000	494,795
Missouri Housing Development Commission, State Single-Family Housing, Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 4.70%, 03/01/35	100,000	105,332

		993,834
Nebraska 0.29%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/22 @ 100, 5.00%, 01/01/25	250,000	291,225

Nevada 0.12%
City of Reno, NV, Hospital Improvements, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	50,000	55,008
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, Series I, Callable 04/01/20 @ 100, (Fannie Mae) (Ginnie Mae), 4.40%, 04/01/27	60,000	61,195

		116,203
New Hampshire 0.12%
New Hampshire Health and Education Facilities Authority Act, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (FHA), 6.25%, 04/01/26	100,000	118,367

New Jersey 11.97%
Essex County Improvement Authority, Public Improvements, Revenue Bonds, Series B, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	250,000	277,030
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/01/25	150,000	184,956
New Jersey Economic Development Authority, Revenue Bonds, Series II, Callable 03/01/22 @ 100, 5.00%, 03/01/25	1,000,000	1,052,520
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series GG, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	920,000	973,995

See accompanying notes which are an integral part of these financial statements.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
New Jersey 11.97% (cont.)
New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Series NN, Callable 03/01/23 @ 100, 5.00%, 03/01/31	$300,000	$309,156
New Jersey Economic Development Authority, Revenue Bonds, University & College Improvements, Callable 06/15/23 @ 100, 5.00%, 06/15/30	250,000	286,520
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Series CC-2, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	103,155
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/21 @ 100, (OID), 6.00%, 07/01/37	200,000	236,964
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/27	275,000	300,184
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Callable 10/01/19 @ 100, Revenue Bonds, (State Appropriation) (OID), 5.75%, 10/01/31	545,000	601,162
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	107,611
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Series 2, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/36	65,000	69,197
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/28	185,000	200,501
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing, Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	90,000	93,483
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/22 @ 100, (State Appropriation), 5.00%, 06/15/42	1,470,000	1,470,720
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series D, Callable 12/15/24 @ 100, 5.00%, 06/15/32	750,000	766,027
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation), 5.00%, 06/15/22	100,000	106,879
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series AA, Callable 06/15/22 @ 100, 5.00%, 06/15/38	1,000,000	1,007,850
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.25%, 06/15/31	220,000	231,920
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Series B, Callable 06/15/21 @ 100, (OID), 5.00%, 06/15/42	100,000	100,781
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/31	200,000	225,272
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, 5.00%, 01/01/32	500,000	562,530
New Jersey Turnpike Authority, Revenue Bonds, Series B, Callable 01/01/23 @ 100, 5.00%, 01/01/29	500,000	567,045
Newark Housing Authority, Public Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 6.75%, 12/01/38	750,000	866,692
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 06/01/25 @ 100, 4.00%, 06/01/34	250,000	257,057
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/30	250,000	246,170
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/29	250,000	248,318

See accompanying notes which are an integral part of these financial statements.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
New Jersey 11.97% (cont.)
Tobacco Settlement Financing Corp., Refunding Bonds, Series 1A, Callable 06/01/17 @ 100, (OID), 5.00%, 06/01/41	$525,000	$413,626

		11,867,321
New Mexico 1.67%
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	491,591
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/39	225,000	245,806
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, (OID), 4.00%, 08/01/42	500,000	499,975
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.25%, 09/01/27	130,000	127,789
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.55%, 09/01/32	210,000	207,138
Village of Los Ranchos de Albuquerque, NM, Refunding Revenue Bonds, Callable 09/01/20 @ 100, (OID), 4.50%, 09/01/40	75,000	78,214

		1,650,513
New York 23.32%
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.25%, 02/15/47	200,000	220,146
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Series A, Callable 02/15/21 @ 100, 5.75%, 02/15/47	250,000	285,397
Hudson Yards Infrastructure Corp., Transit Improvements, Revenue Bonds, Series A, Callable 02/15/17 @ 100, 5.00%, 02/15/47	60,000	62,297
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 05/01/21 @ 100, (AGM), 5.00%, 05/01/36	125,000	137,738
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 04/01/19 @ 100, (OID), 5.75%, 04/01/39	250,000	282,975
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, 5.00%, 11/15/36	250,000	279,200
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.88%, 11/15/46	100,000	108,017
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/21 @ 100, (OID), 4.75%, 11/15/36	250,000	271,347
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series B, Callable 05/15/23 @ 100, 5.00%, 11/15/33	100,000	113,225
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 05/15/23 @ 100, 5.00%, 11/15/43	500,000	548,665
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series B, Callable 05/15/24 @ 100, 5.25%, 11/15/44	1,000,000	1,134,670
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series C, Callable 05/15/23 @ 100, 5.00%, 11/15/32	500,000	567,945
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, Series B, Callable 05/15/25 @ 100, 5.00%, 11/15/28	250,000	292,610

See accompanying notes which are an integral part of these financial statements.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
New York 23.32% (cont.)
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Subseries A-1, Callable 05/15/25 @ 100, 5.00%, 11/15/45	$500,000	$555,570
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series A, Callable 11/15/21 @ 100, (OID), 5.00%, 11/15/37	250,000	277,867
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series D, Callable 11/15/23 @ 100, 5.25%, 11/15/28	50,000	59,431
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Series D, Callable 11/15/20 @ 100, (OID), 5.25%, 11/15/34	500,000	569,180
Monroe County Industrial Development Corp., Hospital Improvements, Revenue Bonds, Callable 02/15/21 @ 100, (FHA) (INS), 5.75%, 08/15/35	250,000	293,122
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series C, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	515,395
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	260,320
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	261,680
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series J-1, 5.00%, 05/01/20	150,000	168,450
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series G, Callable 11/01/21 @ 100, 3.80%, 11/01/37	500,000	498,135
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	103,633
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	105,449
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series D-1-A, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	258,950
New York City Housing Development Corp., Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	258,990
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	256,833
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 01/01/19 @ 100, (OID), 6.50%, 01/01/46	650,000	742,586
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, 5.00%, 03/01/36	115,000	118,289
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/46	1,500,000	1,528,860
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/31	145,000	149,147
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	100,614
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S-1, Callable 01/15/25 @ 100, (State Aid Withholding), 5.00%, 07/15/35	500,000	570,005
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, Series S-1, Callable 01/15/25 @ 100, (State Aid Withholding), 5.00%, 07/15/27	250,000	297,807

See accompanying notes which are an integral part of these financial statements.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
New York 23.32% (cont.)
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	$250,000	$281,722
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Series A-1, Callable 08/01/25 @ 100, 5.00%, 08/01/27	25,000	30,316
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Series C, Callable 11/01/20 @ 100, (OID), 5.00%, 11/01/33	500,000	578,010
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Series A-1, 5.00%, 08/01/21	100,000	118,705
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Series A-1, 5.00%, 08/01/24	100,000	122,789
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Series A-1, 5.00%, 08/01/23	100,000	121,459
New York City Water & Sewer System, Revenue Bonds, Series BB, Callable 12/15/22 @ 100, 5.00%, 06/15/47	325,000	360,990
New York City Water & Sewer System, Revenue Bonds, Series EE, Callable 06/15/23 @ 100, 5.00%, 06/15/47	150,000	166,980
New York City Water & Sewer System, Refunding Revenue Bonds, Series CC, Callable 12/15/21 @ 100, 5.00%, 06/15/45	250,000	279,110
New York City Water & Sewer System, Refunding Revenue Bonds, Series EE, Callable 06/15/22 @ 100, (OID), 3.38%, 06/15/34	100,000	99,928
New York City Water & Sewer System, Revenue Bonds, Series FF, Callable 06/15/22 @ 100, 5.00%, 06/15/45	1,000,000	1,114,020
New York Convention Center Development Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/15 @ 100, (AMBAC), 5.00%, 11/15/44	225,000	226,222
New York Liberty Development Corp., Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	250,000	283,235
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Series A, Callable 07/01/21 @ 100, (OID), 5.25%, 07/01/31	40,000	45,776
New York State Dormitory Authority, Revenue Bonds, 5.00%, 08/15/21	100,000	118,027
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/19 @ 100, (INS) (OID), 5.25%, 07/01/33	200,000	230,080
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	580,095
New York State Dormitory Authority, School Improvements, Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 4.75%, 10/01/40	165,000	178,604
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/20	100,000	116,458
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/22	165,000	197,200
New York State Dormitory Authority, Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	840,225
New York State Dormitory Authority, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 4.13%, 07/01/42	500,000	494,775
New York State Dormitory Authority, Refunding Revenue Bonds, Series H, Callable 10/01/22 @ 100, (State Aid Withholding), 3.25%, 04/01/31	280,000	280,871

See accompanying notes which are an integral part of these financial statements.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
New York 23.32% (cont.)
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, 4.85%, 11/01/36	$100,000	$104,430
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	155,804
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	259,922
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 4.75%, 05/01/31	200,000	209,140
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	212,815
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 05/01/20 @ 100, (SONYMA), 5.20%, 05/01/42	500,000	521,435
New York State Urban Development Corp., Public Improvements, Revenue Bonds, Series A, 5.00%, 03/15/20	100,000	116,068
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series A, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	439,365
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Series B, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	439,365
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/38	250,000	243,625
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 12/01/22 @ 100, (OID), 3.25%, 12/01/42	250,000	239,095
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, 5.00%, 04/01/18	50,000	53,896
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Series 168, Callable 10/01/21 @ 100, 3.75%, 10/01/32	1,000,000	1,005,060

		23,120,162
North Carolina 0.73%
Charlotte-Mecklenburg Hospital Authority/The, Refunding Revenue Bonds, Series A, Callable 01/15/19 @ 100, (OID), 5.25%, 01/15/34	100,000	109,524
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100, (OID), 4.50%, 01/01/22	250,000	277,730
North Carolina Turnpike Authority, Highway Improvements, Revenue Bonds, Series A, Callable 01/01/19 @ 100, (OID), 5.75%, 01/01/39	200,000	220,618
University of North Carolina at Charlotte/The, University & College Improvements, Revenue Bonds, Callable 04/01/25 @ 100, 5.00%, 04/01/40	100,000	113,230

		721,102
Ohio 0.70%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	80,000	71,680
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, (OID), 6.00%, 06/01/42	420,000	354,501
Ohio Higher Educational Facility Commission, Refunding Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/44	250,000	268,832

		695,013

See accompanying notes which are an integral part of these financial statements.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
Oklahoma 0.26%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series A, Callable 01/01/23 @ 100, 4.00%, 01/01/47	$250,000	$253,443
Oregon 0.37%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.00%, 08/15/21	100,000	113,878
Oregon Health & Science University, Refunding Revenue Bonds, Series E, Callable 07/01/22 @ 100, 5.00%, 07/01/32	35,000	39,789
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	214,904

		368,571
Pennsylvania 6.91%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/01/23 @ 100, 5.25%, 12/01/44	500,000	565,000
City of Philadelphia, PA, Public Improvements Refunding Bonds, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (OID), 7.13%, 07/15/38	750,000	790,035
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, Callable 08/01/16 @ 100, (OID), 5.88%, 08/01/31	220,000	230,252
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, Callable 08/01/20 @ 100, (AGM) (OID), 5.25%, 08/01/26	135,000	156,484
Commonwealth of Pennsylvania, General Obligation Unlimited, Series D, Callable 08/15/25 @ 100, (OID), 4.00%, 08/15/33	250,000	259,282
Montgomery County Industrial Development Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/20 @ 100, (FHA) (INS), 5.38%, 08/01/38	500,000	591,075
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/37	100,000	104,599
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, (OID), 4.00%, 05/01/32	100,000	100,242
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/42	100,000	104,165
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/21 @ 100, (OID), 5.25%, 08/15/26	240,000	281,770
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/22 @ 100, 5.00%, 12/01/43	2,000,000	2,187,040
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Subseries D, Callable 12/01/19 @ 100, 5.50%, 12/01/41	500,000	564,955
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.50%, 04/01/39	100,000	114,618
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.38%, 04/01/29	250,000	289,705
West View, PA Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, Callable 11/15/24 @ 100, (OID), 4.00%, 11/15/43	500,000	510,330

		6,849,552

See accompanying notes which are an integral part of these financial statements.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
Puerto Rico 2.23%
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, (OID), 6.13%, 07/01/33	$100,000	$65,000
Commonwealth of Puerto Rico, General Obligation Unlimited, Series C, Callable 07/01/21 @ 100, (AGM) (OID), 5.25%, 07/01/26	100,000	100,139
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A-4, Callable 01/01/20 @ 101, (AGM), 5.00%, 07/01/31	200,000	192,250
Commonwealth of Puerto Rico, General Obligation Unlimited, Callable 07/01/16 @ 100, 5.00%, 07/01/18	250,000	179,908
Commonwealth of Puerto Rico, General Obligation Unlimited, Series A, 5.50%, 07/01/19	500,000	508,390
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	250,000	179,063
Puerto Rico Electric Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Series RR, Callable 11/05/15 @ 100, (AGM), 5.00%, 07/01/20	500,000	504,410
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.00%, 07/01/20	100,000	64,639
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 11/05/15 @ 100, (Commonwealth Guaranteed), 7.00%, 07/01/25	250,000	155,938
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	240,000	151,800
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series U, (Commonwealth Guaranteed), 5.00%, 07/01/22	185,000	113,797

		2,215,334
Rhode Island 1.99%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 4.10%, 10/01/37	155,000	156,556
Rhode Island Housing & Mortgage Finance Corp., State Single-Family Housing, Revenue Bonds, Series 5, Callable 04/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.45%, 04/01/35	235,000	226,258
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 3.45%, 04/01/26	500,000	507,505
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.88%, 10/01/51	250,000	268,660
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.38%, 10/01/35	215,000	231,471
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	546,545
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, Series A, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/39	35,000	37,850

		1,974,845
South Carolina 0.06%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/39	50,000	54,853

See accompanying notes which are an integral part of these financial statements.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
Tennessee 0.34%
City of Memphis, TN, General Obligation Unlimited, Series B, Callable 04/01/24 @ 100, 5.00%, 04/01/44	$100,000	$111,089
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Series A-1, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	228,258

		339,347
Texas 3.81%
City of Houston, TX, Refunding Revenue Bonds, Series A, Callable 09/01/21 @ 100, 5.25%, 09/01/29	500,000	573,270
Clifton, TX Higher Education Finance Corp., School Improvements, Refunding Revenue Bonds, Callable 08/15/24 @ 100, (GTD), 4.00%, 08/15/44	500,000	503,325
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 03/01/22 @ 100, 4.00%, 03/01/46	250,000	253,523
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/25	175,000	196,364
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	100,000	114,463
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100, (OID), 6.00%, 01/01/38	100,000	117,189
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	1,250,000	1,268,050
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, Callable 09/15/22 @ 100, (OID), 4.00%, 09/15/42	250,000	247,553
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, (OID), 4.50%, 09/01/19	100,000	111,338
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Series B, Callable 09/01/19 @ 100, (OID), 5.13%, 09/01/25	100,000	112,847
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, Series A, 5.00%, 12/01/16	50,000	52,649
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, Series A, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	114,439
Texas A&M University, Refunding Revenue Bonds, Series B, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	111,746

		3,776,756
Utah 0.41%
University of Utah, University & College Improvements, Revenue Bonds, Series A, Callable 08/01/23 @ 100, 5.00%, 08/01/43	250,000	281,465
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A-1, Callable 01/01/21 @ 100, 5.25%, 01/01/25	45,000	45,937
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Series A-1, Callable 01/01/21 @ 100, 5.75%, 01/01/33	75,000	76,566

		403,968
Vermont 0.24%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Series B, Callable 08/15/22 @ 100, 3.75%, 08/15/37	245,000	240,504

See accompanying notes which are an integral part of these financial statements.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
Virgin Islands 0.11%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100, 5.00%, 10/01/25	$100,000	$110,274

Virginia 0.22%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Series E, Callable 04/01/20 @ 100, (GO OF AUTH), 4.50%, 10/01/45	215,000	218,668

Washington 1.98%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Callable 06/01/23 @ 100, 5.00%, 05/01/43	1,000,000	1,093,600
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	280,332
Washington Health Care Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.63%, 10/01/38	500,000	586,775

		1,960,707
West Virginia 0.51%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Series A, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	226,058
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Series A, 5.00%, 09/01/19	250,000	279,435

		505,493
Wisconsin 0.62%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	102,611
Wisconsin Health & Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	400,000	413,796
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, Series A, Callable 05/01/20 @ 100, (GO OF AUTH) (OID), 5.63%, 11/01/35	95,000	101,861

		618,268
Wyoming 0.48%
Wyoming Community Development Authority, State Single-Family Housing, Revenue Bonds, Series 3, Callable 06/01/24 @ 100, 3.70%, 06/01/39	500,000	474,235
Total Municipal Bonds (Cost $93,810,656)		98,126,030
Total Investments – 98.98% (Cost $93,810,656)		98,126,030
Other Assets in Excess of Liabilities –1.02%		1,010,790

NET ASSETS – 100.00%		99,136,820

See accompanying notes which are an integral part of these financial statements.

Spirit of America Municipal Tax Free Bond Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AUTH — Authority

BHAC-CR — Berkshire Hathaway Assurance Corp. Custodial Receipts

FGIC — Financial Guaranty Insurance Co.

FHA — Insured by Federal Housing Administration.

GO — General Obligation

GTD — Guaranteed

INS — Insured

NATL-RE — Insured by National Public Finance Guarantee Corp.

OF — Object Finance

OID — Original Issue Discount

SONYMA — State of New York Mortgage Agency

At September 30, 2015, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$5,476,945
Gross unrealized depreciation	(1,163,842)

Net unrealized appreciation	$4,313,103
Aggregate cost of securities for income tax purposes	$93,812,927

See accompanying notes which are an integral part of these financial statements.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS | September 30, 2015 (Unaudited)

	Principal Amount	Market Value
Collateralized Mortgage Obligations 0.20%
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 02/25/35	$253,499	$253,003
CountryWide Home Loan Mortgage Pass-Through Trust 2005-21, A27, 5.50%, 10/25/35	73,845	69,642
CountryWide Home Loan Mortgage Pass-Through Trust 2005-21, A7, 5.50%, 10/25/35	79,833	75,288
Total Collateralized Mortgage Obligations (Cost $274,973)		397,933
Municipal Bonds 73.26%
Alabama 2.68%
Health Care Authority for Baptist Health/The, Refunding Revenue Bonds, Series A, 5.50%, 11/15/43	4,000,000	4,066,560
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/39	715,000	784,226
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/42	500,000	548,075

		5,398,861
Arizona 1.51%
Arizona School Facilities Board, School Improvements, Certificate Participation, 6.00%, 09/01/27	225,000	247,649
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.92%, 08/01/22	1,365,000	1,549,794
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,252,057

		3,049,500
California 6.23%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 02/01/26	465,000	560,795
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, Series S1-SUB, 6.92%, 04/01/40	250,000	330,090
City of Tulare, CA Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100, (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,184,410
Colton Joint Unified School District, School Improvements, General Obligation Unlimited, Series C, 6.01%, 08/01/26	1,000,000	1,177,330
County of San Bernardino, CA, Refunding Revenue Bonds, (AGM), 6.02%, 08/01/23	190,000	211,630
Los Angeles Department of Water & Power, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	590,810
Napa Valley Unified School District, School Improvements, Build America Bonds, General Obligation Unlimited, 6.51%, 08/01/43	500,000	635,220
Oakland Redevelopment Agency Successor Agency, Economic Improvements, Tax Allocation, Series T, (OID), 8.50%, 09/01/20	500,000	583,055
Peralta Community College District, Refunding Revenue Bonds, 6.42%, 11/01/15	130,000	130,595
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 08/01/25	500,000	598,475

See accompanying notes which are an integral part of these financial statements.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS (CONT.) | September 30, 2015 (Unaudited)

	Principal Amount	Market Value
California 6.23% (cont.)
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 08/01/31	$1,310,000	$1,578,432
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,299,890
San Bernardino City Unified School District, School Improvements, Certificate Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	663,465
State of California, Recreational Facility, Water Facility & Correctional Facility Improvements, Build America Bonds, General Obligation Unlimited, (AGM-CR) (OID), 6.88%, 11/01/26	1,000,000	1,295,050
University of California, University & College Improvements, Refunding Revenue Bonds, Series J, 3.66%, 05/15/27	250,000	251,028
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, Series A-1, 6.25%, 08/01/30	1,250,000	1,460,137

		12,550,412
Colorado 1.03%
Adams State College, University & College Improvements, Build America Revenue Bonds, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	275,595
City of Brighton, CO, Public Improvements, Build America Bonds, Certificate Participation, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	274,305
Colorado Mesa University, University & College Improvements, Revenue Bonds, Series B, (State Higher Education Intercept Program), 6.75%, 05/15/42	1,000,000	1,254,960
County of Gunnison, CO, Public Improvements, Build America Bonds, Certificate Participation, Series B, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	271,843

		2,076,703
Connecticut 0.86%
City of Bridgeport, CT, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 08/15/20 @ 100, (AGM), 6.57%, 08/15/28	1,000,000	1,167,750
City of Waterbury, CT, Public Improvements, General Obligation Unlimited, Callable 09/01/20 @ 100, (AGM), 6.10%, 09/01/30	500,000	561,300

		1,729,050
District of Columbia 0.28%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, (OID), 7.00%, 07/01/34	500,000	568,795

Florida 6.21%
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.03%, 07/01/30	100,000	110,060
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.28%, 07/01/40	200,000	222,386
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificate Participation, 7.17%, 06/01/26	1,250,000	1,520,700
City of Oakland Park, FL Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.14%, 09/01/35	300,000	321,357
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	481,143

See accompanying notes which are an integral part of these financial statements.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS (CONT.) | September 30, 2015 (Unaudited)

	Principal Amount	Market Value
Florida 6.21% (cont.)
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.85%, 10/01/29	$250,000	$288,115
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	1,000,000	1,302,810
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Series B, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	576,285
County of Miami-Dade, FL, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, 6.97%, 04/01/39	750,000	835,087
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, Series D, (AGM), 7.08%, 10/01/29	250,000	284,713
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, Series B, 5.53%, 07/01/32	500,000	559,700
County of Miami-Dade, FL Transit System, Transit Improvements, Revenue Bonds, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,124,480
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	191,266
Florida Department of Environmental Protection, Public Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,740,660
Florida Governmental Utility Authority, Build America Revenue Bonds, Series S, Callable 10/01/20 @ 100, 6.55%, 10/01/40	1,000,000	1,113,720
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	265,750
Osceola County School Board, School Improvements, Certificate Participation, 6.66%, 04/01/27	1,000,000	1,081,940
Town of Davie, FL Water & Sewer Revenue, Water Utility Improvements, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, (AGM), 6.85%, 10/01/40	250,000	296,472
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/01/30	150,000	194,951

		12,511,595
Georgia 2.43%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Bonds, Refunding Revenue Bonds, 7.06%, 04/01/57	2,500,000	2,817,925
State of Georgia, Public Improvements, General Obligation Unlimited, Series B, Callable 02/01/24 @ 100, 3.84%, 02/01/32	2,000,000	2,077,380

		4,895,305
Idaho 0.45%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, Callable 09/01/22 @ 100, (OID), 5.25%, 09/01/24	900,000	904,140

Illinois 3.35%
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 6.00%, 01/15/28	150,000	161,622
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 5.50%, 01/15/24	500,000	529,670

See accompanying notes which are an integral part of these financial statements.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS (CONT.) | September 30, 2015 (Unaudited)

	Principal Amount	Market Value
Illinois 3.35% (cont.)
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	$250,000	$279,805
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, (AGM), 6.65%, 12/01/29	840,000	897,196
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, Series B, Callable 01/01/20 @ 100, (AGM) (OID), 7.13%, 01/01/35	1,000,000	1,105,100
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 8.15%, 04/01/41	570,000	656,389
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 7.75%, 04/01/30	250,000	286,340
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/01/28	1,500,000	1,801,005
Village of Rosemont, IL, Public Improvements, General Obligation Unlimited, Series B, (AGM) (OID), 6.13%, 12/01/30	500,000	548,390
Will County Forest Preservation District, Public Improvements, Build America Bonds, General Obligation Limited, 5.71%, 12/15/30	400,000	475,852

		6,741,369
Indiana 1.44%
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 07/05/23 @ 100, 3.95%, 07/05/29	1,000,000	990,020
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 07/05/23 @ 100, (OID), 3.75%, 07/05/28	1,000,000	990,640
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Callable 08/01/20 @ 100, 7.21%, 02/01/39	800,000	918,312

		2,898,972
Kansas 0.22%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, 6.26%, 11/01/28	390,000	437,432

Kentucky 1.40%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.49%, 09/01/37	250,000	267,660
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, Series C, 5.37%, 11/01/25	400,000	453,564
Paducah Independent School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,043,220
Perry County School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,053,920

		2,818,364
Louisiana 1.57%
City of New Orleans, LA, Swap Termination Refunding Bonds, General Obligation Limited, Callable 09/01/22 @ 100, 4.59%, 09/01/27	500,000	515,285
East Baton Rouge Sewerage Commission, Refunding Revenue Bonds, Series A, Callable 02/01/25 @ 100, 3.95%, 02/01/30	1,000,000	1,003,060

See accompanying notes which are an integral part of these financial statements.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS (CONT.) | September 30, 2015 (Unaudited)

	Principal Amount	Market Value
Louisiana 1.57% (cont.)
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 7.20%, 02/01/42	$1,540,000	$1,640,300

		3,158,645
Massachusetts 0.67%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 01/01/28	230,000	263,235
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/01/35	750,000	891,097
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 05/01/19 @ 100, 6.57%, 05/01/39	165,000	184,647

		1,338,979
Michigan 4.04%
Avondale School District, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM), 5.75%, 05/01/32	500,000	539,355
Belding Area Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.67%, 05/01/40	1,490,000	1,568,583
Belding Area Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.62%, 05/01/35	310,000	324,133
Chippewa Valley Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.85%, 05/01/35	100,000	106,224
Chippewa Valley Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.60%, 05/01/30	150,000	160,041
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 05/01/21 @ 100, 6.20%, 05/01/24	200,000	218,934
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 11/01/25 @ 100, 4.13%, 11/01/30	250,000	253,870
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	269,015
Lincoln Consolidated School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM), 6.83%, 05/01/40	250,000	274,003
Michigan Finance Authority, Revenue Bonds, Series A, Callable 09/01/25 @ 100, 3.90%, 09/01/30	250,000	244,400
Michigan Finance Authority, School Improvements, Revenue Bonds, Series C, Callable 05/01/21 @ 100, 6.20%, 05/01/22	495,000	548,014
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	500,000	563,415
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 02/01/23 @ 100, (OID), 7.31%, 06/01/34	2,635,000	2,292,766
Milan Area Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/19 @ 100, (OID), 7.10%, 05/01/34	485,000	544,815
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100, 5.90%, 05/01/27	150,000	159,413
St Johns Public Schools, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.65%, 05/01/40	5,000	5,392

See accompanying notes which are an integral part of these financial statements.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS (CONT.) | September 30, 2015 (Unaudited)

	Principal Amount	Market Value
Michigan 4.04% (cont.)
Warren Consolidated Schools, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (OID), 6.70%, 05/01/35	$50,000	$52,625

		8,124,998
Mississippi 0.48%
State of Mississippi, Refunding Bonds, General Obligation Unlimited, Series D, 3.43%, 10/01/29	1,000,000	967,310

Missouri 2.81%
City of Kansas City, MO, Revenue Bonds, Series D, 7.83%, 04/01/40	2,500,000	3,200,950
City of Sedalia, MO, Sewer Improvements, Build America Bonds, Certificate Participation, Callable 06/01/20 @ 100, (AGM), 6.50%, 06/01/24	250,000	265,170
City of St Charles, MO, Water Utility Improvements Build America Bonds, Certificate Participation, Callable 08/01/20 @ 100, 5.65%, 02/01/30	275,000	280,495
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.90%, 01/01/42	1,000,000	1,317,440
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	600,818

		5,664,873
Nebraska 0.11%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	200,000	220,774

Nevada 3.04%
City of Las Vegas, NV, Public Improvements, Build America Bonds, Certificate Participation, Callable 09/01/19 @ 100, (OID), 7.75%, 09/01/29	1,100,000	1,285,592
County of Clark, NV, Transit Improvements, Build America Bonds, General Obligation Limited, Callable 07/01/20 @ 100, (OID), 7.00%, 07/01/38	1,000,000	1,165,350
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	250,000	324,985
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	1,590,000	2,033,053
Las Vegas Valley Water District, Water Utility Improvements, Build America Bonds, General Obligation Limited, Callable 06/01/19 @ 100, 7.10%, 06/01/39	925,000	1,080,344
Pershing County School District, School Improvements, Build America Bonds, General Obligation Limited, Callable 04/01/20 @ 100, (GTD), 6.25%, 04/01/30	220,000	231,612

		6,120,936
New Jersey 2.86%
Essex County Improvement Authority, Refunding Revenue Bonds, Callable 11/05/15 @ 100, (AMBAC) (GTD) (OID), 5.00%, 10/01/24	500,000	500,860
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Series CC-1, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	530,640
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	536,985
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,115,500

See accompanying notes which are an integral part of these financial statements.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS (CONT.) | September 30, 2015 (Unaudited)

	Principal Amount	Market Value
New Jersey 2.86% (cont.)
New Jersey Housing & Mortgage Finance Agency, State Multi Family Housing, Refunding Revenue Bonds, Series E, Callable 11/01/24 @ 100, 4.27%, 11/01/30	$390,000	$387,426
New Jersey Turnpike Authority, Highway Improvements, Build America Revenue Bonds, 7.10%, 01/01/41	250,000	336,772
South Jersey Transportation Authority LLC, Highway Improvements, Build America Revenue Bonds, (OID), 7.00%, 11/01/38	500,000	563,325
Township of Brick, NJ, General Obligation Unlimited, Callable 09/01/23 @ 100, 3.75%, 09/01/28	1,780,000	1,793,279

		5,764,787
New York 8.97%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, 6.39%, 12/01/29	500,000	567,210
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/01/31	100,000	112,036
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 5.82%, 10/01/31	250,000	278,360
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 03/01/20 @ 100, 6.27%, 03/01/31	500,000	568,005
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 03/01/27	145,000	175,180
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 7.40%, 10/01/35	500,000	573,325
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.38%, 10/01/24	500,000	587,055
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 05/01/41	195,000	215,578
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, Series C-1, 11/15/30	100,000	124,572
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,298,720
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/30	125,000	153,600
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Callable 11/15/20 @ 100, 7.13%, 11/15/30	500,000	600,900
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/26	875,000	1,063,396
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	1,937,670
New York City Housing Development Corp., Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,695,725
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 03/01/46	680,000	716,013
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, Callable 07/15/20 @ 100, (State Aid Withholding), 7.13%, 07/15/30	500,000	598,885

See accompanying notes which are an integral part of these financial statements.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS (CONT.) | September 30, 2015 (Unaudited)

	Principal Amount	Market Value
New York 8.97% (cont.)
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 07/15/40	$500,000	$679,925
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, 5.47%, 05/01/36	300,000	356,220
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 05/01/20 @ 100, 5.72%, 05/01/30	1,000,000	1,081,480
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.81%, 08/01/30	500,000	568,300
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	228,398
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100, 6.88%, 12/15/34	500,000	531,840
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Series 187, Callable 10/15/24 @ 100, 3.92%, 10/15/28	2,115,000	2,160,367
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	186,465

		18,059,225
North Carolina 0.13%
County of Cabarrus, NC, School Improvements, Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/26	235,000	260,016

North Dakota 0.51%
State Board of Higher Education of the State of North Dakota, University & College Improvements, Build America Revenue Bonds, Callable 01/01/20 @ 100, 7.25%, 01/01/41	1,000,000	1,024,740

Ohio 3.02%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 02/15/41	230,000	316,188
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 02/15/50	1,350,000	1,780,960
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	556,675
Cincinnati City School District, Refunding Bonds, Certificate Participation, Callable 12/15/24 @ 100, (OID), 4.00%, 12/15/32	200,000	191,792
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,228,400
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	618,365
Madison Local School District/Lake County, School Improvements, General Obligation Unlimited, Callable 10/01/20 @ 100, (School District Credit Program), 5.70%, 04/01/35	250,000	264,335
Mariemont City School District, General Obligation Unlimited, Callable 12/01/20 @ 100, 5.90%, 12/01/30	115,000	129,848

See accompanying notes which are an integral part of these financial statements.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS (CONT.) | September 30, 2015 (Unaudited)

	Principal Amount	Market Value
Ohio 3.02% (cont.)
Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, Series A, Callable 06/01/25 @ 100, 3.50%, 12/01/29	$500,000	$487,695
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 09/01/19 @ 100, (School District Credit Program), 5.65%, 09/01/31	200,000	205,828
State of Ohio, Public Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	298,315

		6,078,401
Oklahoma 0.27%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate Participation, Callable 12/01/19 @ 102, (OID), 6.80%, 12/01/33	500,000	553,100

Oregon 0.14%
State of Oregon Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate Participation, Series B, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	281,573

Pennsylvania 1.43%
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, Series A, (AGM) (OID), 6.35%, 04/15/28	630,000	704,434
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 03/15/28	500,000	500,290
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	349,683
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/01/39	1,000,000	1,155,210
Township of Bristol, PA, Pension Funding, General Obligation Unlimited, Callable 09/15/18 @ 100, (AGM), 7.15%, 09/15/38	150,000	176,355

		2,885,972
Rhode Island 0.05%
Rhode Island Housing & Mortgage Finance Corp, Refunding Revenue Bonds, Callable 10/01/22 @ 100, 4.46%, 10/01/31	100,000	100,722

South Carolina 0.13%
Moncks Corner Regional Recreation Corp., Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	250,000	263,870

South Dakota 0.22%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	442,588

See accompanying notes which are an integral part of these financial statements.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS (CONT.) | September 30, 2015 (Unaudited)

	Principal Amount	Market Value
Tennessee 2.62%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (GTD), 7.20%, 06/01/44	$1,500,000	$1,642,500
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.43%, 07/01/43	2,000,000	2,626,460
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, Series B, 3.29%, 07/01/27	500,000	498,670
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, Series B, 3.39%, 07/01/28	500,000	497,830

		5,265,460
Texas 5.94%
Austin Community College District, University & College Improvements, Revenue Bonds, Series A, Callable 02/01/19 @ 100, 5.00%, 02/01/26	985,000	1,033,659
City of Lancaster, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	852,150
City of Laredo, TX Sports Venue Sales Tax Revenue, Recreational Facility Improvements, Revenue Bonds, Callable 03/15/18 @ 100, (AGM) (OID), 5.45%, 03/15/31	500,000	520,435
City of San Antonio, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	283,370
County of Bexar, TX, Public Improvements, General Obligation Limited, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	567,420
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,500,000	1,926,945
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	272,875
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, 7.25%, 08/15/43	1,000,000	1,112,260
Frisco Economic Development Corp., Public Improvements, Revenue Bonds, Callable 02/15/24 @ 100, 4.20%, 02/15/34	1,000,000	982,700
Midland County Hospital District, Health, Hospital, & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 05/15/39	260,000	319,059
North Texas Tollway Authority, Highway Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 8.91%, 02/01/30	2,000,000	2,380,140
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/20 @ 100, 6.48%, 11/15/34	860,000	945,140
San Antonio Industrial Development Corp., Refunding Revenue Bonds, Callable 08/15/23 @ 100, 4.75%, 08/15/33	750,000	772,755

		11,968,908
Utah 0.28%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Callable 03/01/19 @ 100, (OID), 6.38%, 03/01/34	500,000	555,975

Virgin Islands 0.98%
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 07/01/35	1,000,000	1,069,110
Virgin Islands Water & Power Authority - Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 07/01/28	840,000	910,644

		1,979,754

See accompanying notes which are an integral part of these financial statements.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS (CONT.) | September 30, 2015 (Unaudited)

	Principal Amount	Market Value
Virginia 2.33%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 10/21/15 @ 100, (OID), 6.71%, 06/01/46	$6,085,000	$4,682,833

Washington 1.08%
City of Seattle, WA Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	301,667
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, Series A, 5.35%, 09/01/30	250,000	276,680
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Series A, Callable 12/01/21 @ 100, 5.25%, 12/01/29	705,000	725,078
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	588,810
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/01/40	250,000	287,073

		2,179,308
West Virginia 0.96%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	2,205,000	1,927,964

Wisconsin 0.53%
Glendale Community Development Authority, Economic Improvements Tax Allocation Bonds, Callable 10/01/17 @ 100, 6.97%, 10/01/29	1,000,000	1,077,130

Total Municipal Bonds (Cost $136,898,292)		147,529,339

	Shares
Common Stocks 5.01%
Energy 3.64%
Buckeye Partners LP	10,590	$627,669
Calumet Specialty Products Partners LP	8,500	206,380
Enbridge Energy Partners LP	33,569	829,826
Energy Transfer Partners LP	33,631	1,381,225
EnLink Midstream Partners LP	32,465	511,648
Global Partners LP	7,215	204,401
Kinder Morgan, Inc.	49,492	1,369,939
Plains All American Pipeline LP	3,200	97,216
Targa Resources Partners LP	20,547	596,685
TC PipeLines LP	10,695	509,189
Tesoro Logistics LP	6,405	288,225
USA Compression Partners LP	12,796	184,518
Williams Partners LP	16,272	519,402

		7,326,323

See accompanying notes which are an integral part of these financial statements.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS (CONT.) | September 30, 2015 (Unaudited)

	Shares	Market Value
Financials 0.11%
Blackstone Group LP/The	7,100	$224,857

Materials 0.02%
Hi-Crush Partners LP	6,750	50,558

Real Estate Investment Trusts 1.14%
Apple Hospitality REIT, Inc.	21,850	405,754
Blackstone Mortgage Trust, Inc.	11,565	317,344
City Office REIT, Inc.	20,000	227,200
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	77,792	1,339,578

		2,289,876
Telecommunication Services 0.10%
AT&T, Inc.	6,000	195,480

Total Common Stocks (Cost $12,649,108)		10,087,094

	Principal Amount
Corporate Bonds 9.26%
Choice Hotels International, Inc., 5.70%, 08/28/20	$200,000	$215,250
Con-way, Inc., 6.70%, 05/01/34	1,000,000	751,641
DDR Corp., 7.50%, 07/15/18	500,000	572,372
Digital Realty Trust LP, 5.88%, 02/01/20	1,000,000	1,108,125
Dow Chemical Co./The, 3.05%, 02/15/22	1,000,000	1,000,838
Duke Realty LP, 4.38%, 06/15/22	250,000	261,712
Entergy Texas, Inc., 5.15%, 06/01/45	100,000	100,440
Exelon Generation Co. LLC, 5.60%, 06/15/42 (a)	400,000	401,337
Fifth Third Bancorp, 8.25%, 03/01/38	250,000	363,962
General Electric Capital Corp., 7.13%, 12/15/49	1,430,000	1,653,437
Goldman Sachs Group, Inc./The, 6.45%, 05/01/36	500,000	585,467
Goldman Sachs Group, Inc./The, 6.75%, 10/01/37	1,350,000	1,615,402
Hospitality Properties Trust, 4.50%, 03/15/25	500,000	490,857
Kilroy Realty LP, 4.80%, 07/15/18	100,000	106,284
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	250,000	239,771
MetLife Capital Trust X, 9.25%, 04/08/38 (a)	1,500,000	2,073,750
MetLife, Inc., 10.75%, 08/01/39	1,000,000	1,562,500
National Retail Properties, Inc., 5.50%, 07/15/21	350,000	393,409
Noble Holding International Ltd., 6.05%, 03/01/41	1,000,000	637,545
PECO Energy Capital Trust IV, 5.75%, 06/15/33	1,000,000	949,756
QUALCOMM, Inc., 4.65%, 05/20/35	1,000,000	912,765
Qwest Corp., 7.13%, 11/15/43	1,000,000	980,000
Simon Property Group LP, 10.35%, 04/01/19	150,000	188,693
SL Green Realty Corp., 7.75%, 03/15/20	1,000,000	1,186,740
Valero Energy Corp., 8.75%, 06/15/30	224,000	293,301
Total Corporate Bonds (Cost $18,467,279)		18,645,354

See accompanying notes which are an integral part of these financial statements.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS (CONT.) | September 30, 2015 (Unaudited)

	Shares	Market Value
Preferred Stocks 11.04%
Financials 2.36%
Aegon NV, 8.00%	12,900	$354,879
Aflac, Inc., 5.50%	9,850	246,152
American Financial Group, Inc., 5.75%	9,700	245,798
Aviva PLC, 8.25%	12,990	346,443
Bank of New York Mellon Corp./The, 5.20%	9,700	242,015
City National Corp., Series C, 5.50%	11,700	289,458
First Republic Bank, Series F, 5.70%	9,000	214,470
Hancock Holding Co., 5.95%	3,700	89,873
JPMorgan Chase & Co, Series P, 5.45%	4,480	107,878
JPMorgan Chase & Co., Series W, 6.30%	8,750	226,013
KKR Financial Holdings LLC, 7.50%	10,000	263,600
KKR Financial Holdings LLC, 8.38%	30,000	804,600
PNC Financial Services Group, Inc./The, Series Q, 5.38%	4,750	117,658
Protective Life Corp., 6.25%	11,300	293,913
State Street Corp., Series C, 5.25%	8,950	222,855
U.S. Bancorp, Series F, 6.50%	7,300	209,656
Wells Fargo & Co., 5.20%	19,850	480,767

		4,756,028
Industrials 0.34%
Pitney Bowes, Inc., 6.70%	5,700	148,770
Stanley Black & Decker, Inc., 5.75%	20,687	527,518

		676,288
Real Estate Investment Trusts 7.55%
CBL & Associates Properties, Inc., Series E, 6.63%	21,443	531,143
DDR Corp., Series J, 6.50%	9,184	230,794
Digital Realty Trust, Inc., 6.35%	16,000	395,840
Digital Realty Trust, Inc., Series F, 6.63%	11,552	292,266
Digital Realty Trust, Inc., Series E, 7.00%	33,392	851,830
Equity Commonwealth, 5.75%	10,000	240,300
Health Care REIT, Inc., Series J, 6.50%	28,880	732,108
Hudson Pacific Properties, Inc., Series B, 8.38%	12,996	328,539
Kilroy Realty Corp., 6.88%	20,264	521,798
Kimco Realty Corp., Series I, 6.00%	32,490	819,723
Kimco Realty Corp., Series J, 5.50%	39,809	962,582
Kimco Realty Corp., Series K, 5.63%	24,367	596,504
National Retail Properties, Inc., Series D, 6.63%	14,440	365,910
PS Business Parks, Inc., Series S, 6.45%	13,537	343,434
PS Business Parks, Inc., Series T, 6.00%	40,522	1,009,808
PS Business Parks, Inc., 5.70%	6,498	154,847

See accompanying notes which are an integral part of these financial statements.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS (CONT.) | September 30, 2015 (Unaudited)

	Shares	Market Value
Real Estate Investment Trusts 7.55% (cont.)
Public Storage, Series S, 5.90%	12,487	$315,172
Public Storage, Series A, 5.88%	7,076	179,377
Public Storage, Series R, 6.35%	32,490	832,719
Public Storage, Series Q, 6.50%	14,440	367,354
Regency Centers Corp., Series 7, 6.00%	28,225	699,980
Regency Centers Corp., Series 6, 6.63%	36,221	914,580
Senior Housing Properties Trust, 5.63%	40,000	981,200
Taubman Centers, Inc., Series K, 6.25%	26,079	648,324
Taubman Centers, Inc., Series J, 6.50%	26,286	657,413
Ventas Realty LP / Ventas Capital Corp., 5.45%	10,000	250,000
Vornado Realty Trust, Series I, 6.63%	11,561	289,141
Vornado Realty Trust, Series J, 6.88%	16,170	413,143
Vornado Realty Trust, Series L, 5.40%	12,298	276,459

		15,202,288
Telecommunication Services 0.17%
Telephone & Data Systems, Inc., 5.88%	4,275	102,386
United States Cellular Corp., 7.25%	9,375	237,188

		339,574
Utilities 0.62%
Duke Energy Corp., 5.13%	9,030	226,472
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	157,249
NextEra Energy Capital Holdings, Inc., Series H, 5.63%	8,775	216,743
SCE Trust I, 5.63%	19,125	468,945
SCE Trust II, 5.10%	7,700	181,489

		1,250,898
Total Preferred Stocks (Cost $22,195,232)		22,225,076
Money Market 0.62%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, Institutional Class, 0.14% (b)	1,240,742	1,240,742
Total Money Market (Cost $1,240,742)		1,240,742
Total Investments – 99.39% (Cost $191,725,626)		200,125,538
Other Assets in Excess of Liabilities – 0.61%		1,235,934

NET ASSETS – 100.00%		$201,361,472

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Rate disclosed is the seven day yield as of September 30, 2015.

See accompanying notes which are an integral part of these financial statements.

Spirit of America Income Fund

SCHEDULE OF INVESTMENTS (CONT.) | September 30, 2015 (Unaudited)

AGM — Assured Guaranty Municipal Corp.

AGM-CR — Assured Guaranty Municipal Corp. Custody Receipts

AMBAC — American Municipal Bond Assurance Corp.

GTD — Guaranteed

NATL-RE – Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

SEEK — Support Education Excellence in Kentucky

At September 30, 2015, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$14,063,768
Gross unrealized depreciation	(5,694,619)

Net unrealized appreciation	$8,369,149
Aggregate cost of securities for income tax purposes	$191,756,389

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

See accompanying notes which are an integral part of these financial statements.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 36.03%
Alabama 2.14%
Health Care Authority for Baptist Health/The, Health, Hospital, Nursing Home Improvements, Refunding Revenue Bonds, Series A 5.50%, 11/15/43	$1,000,000	$1,016,640

Arizona 2.35%
City of Glendale, AZ, Senior Excise Tax Revenue, Refunding Revenue Bonds, 3.93%, 07/01/31	500,000	481,280
City of Tucson, AZ, Certificate Participation, Refunding Revenue Bonds, (AGM), 4.83%, 07/01/34	620,000	637,540

		1,118,820
California 3.61%
City of Newport Beach, CA, Certificate Participation, Public Improvements, Build America Revenue Bonds, 7.17%, 07/01/40	800,000	1,023,688
San Bernardino Community College District, Public Improvements, General Obligation Unlimited, Series C, 7.63%, 08/01/44	505,000	694,633

		1,718,321
Florida 2.09%
Pasco County School Board, School Improvements, Certificate Participation, Callable 12/01/24 @ 100, (AGM), 5.00%, 12/01/37	1,000,000	992,260

Georgia 2.37%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Refunding Revenue Bonds, Series A, 7.06%, 04/01/57	1,000,000	1,127,170

Louisiana 1.01%
City of New Orleans, LA, Public & Recreational Facilities Improvements, General Obligation Unlimited, Series A, Callable 12/01/24 @ 100, (AGM) (OID), 4.00%, 12/01/31	500,000	480,505

Michigan 2.11%
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 11/01/25 @ 100, 4.42%, 11/01/35	1,000,000	1,002,230

Minnesota 0.53%
Housing & Redevelopment Authority of The City of St Paul Minnesota, 4.19%, 07/01/27	250,000	254,060

Nebraska 3.22%
Public Power Generation Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.24%, 01/01/41	1,315,000	1,530,528

Nevada 0.27%
County of Washoe, NV, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	100,000	127,865

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Principal Amount	Market Value
New Jersey 1.54%
New Jersey Housing & Mortgage Finance Agency, State Multi-Family Housing, Refunding Revenue Bonds, Series E, Callable 11/01/24 @ 100, 4.47%, 11/01/37	$750,000	$731,572

New York 1.29%
Metropolitan Transportation Authority, 6.65%, 11/15/39	225,000	288,518
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/30	300,000	324,930

		613,448
Ohio 3.31%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 8.08%, 02/15/50	1,000,000	1,455,500
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 02/15/47	100,000	117,683

		1,573,183
Oregon 2.07%
Washington & Multnomah Counties School District No. 48J Beaverton, Pension Funding, General Obligation Limited, Callable 06/30/25 @ 100, 4.06%, 06/30/34	1,000,000	986,120

Pennsylvania 2.17%
City of Reading, PA, General Obligation Unlimited, Refunding Revenue Bonds, Callable 11/01/24 @ 100, (AGM) (OID), 5.30%, 11/01/33	1,000,000	1,032,990

Tennessee 1.59%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, 7.43%, 07/01/43	500,000	656,615
Metropolitan Government of Nashville & Davidson County, TN, General Obligation Unlimited, Refunding Revenue Bonds, Series B, 3.49%, 07/01/29	100,000	98,684

		755,299
Texas 1.75%
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, Series B, 7.25%, 08/15/43	750,000	834,195

Wisconsin 2.61%
Public Finance Authority, Parking Facility Improvements, Revenue Bonds, Callable 11/01/24 @ 100, (OID), 5.00%, 11/01/44	1,250,000	1,240,537

Total Municipal Bonds (Cost $17,049,758)		17,135,743

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Shares	Market Value
Preferred Stocks 20.60%
Consumer Staples 1.34%
CHS, Inc., Series 4, 7.50%	24,000	$636,000

Energy 0.10%
Vanguard Natural Resources LLC, Series B, 7.63%	3,100	47,182

Financials 6.46%
Aegon NV, 8.00%	2,000	55,020
Aegon NV, 6.38%	10,000	252,000
Aviva PLC, 8.25%	2,000	53,340
Capital One Financial Corp., Series D, 6.70%	10,000	265,000
Citigroup, Inc., Series K, 6.88% (a)	12,000	320,040
First Republic Bank/CA, Series F, 5.70%	10,000	238,300
Hancock Holding Co., 5.95%	10,200	247,758
JPMorgan Chase & Co., Series AA, 6.10%	10,000	249,600
JPMorgan Chase & Co., Series T, 6.70%	10,000	267,900
JPMorgan Chase & Co., Series W, 6.30%	15,750	406,823
Northern Trust Corp., Series C, 5.85%	6,000	152,580
Zions Bancorporation, 6.95% (a)	20,000	562,000

		3,070,361
Industrials 0.66%
Pitney Bowes, Inc., 6.70%	12,000	313,200

Real Estate Investment Trusts 9.02%
Alexandria Real Estate Equities, Inc., Series E, 6.45%	10,800	271,944
CBL & Associates Properties, Inc., Series E, 6.63%	2,640	65,393
CBL & Associates Properties, Inc., Series D, 7.38%	4,800	120,144
DDR Corp., Series J, 6.50%	11,500	288,995
Digital Realty Trust, Inc., Series H, 7.38%	13,848	369,603
Digital Realty Trust, Inc., Series I, 6.35%	10,000	247,400
Equity Commonwealth, Series E, 7.25%	14,060	358,249
Equity Commonwealth, Series D, 6.50%	6,000	145,800
Gramercy Property Trust, Inc., Series B, 7.13%	3,000	76,500
Hudson Pacific Properties, Inc., Series B, 8.38%	8,679	219,405
Kilroy Realty Corp., Series G, 6.88%	2,495	64,246
LaSalle Hotel Properties, Series H, 7.50%	10,339	259,716
Pebblebrook Hotel Trust, Series B, 8.00%	2,600	67,132
Pebblebrook Hotel Trust, Series A, 7.88%	6,000	152,340
Realty Income Corp., Series F, 6.63%	6,500	167,245
SL Green Realty Corp., Series I, 6.50%	8,100	200,556
Taubman Centers, Inc., Series K, 6.25%	3,211	79,825
Taubman Centers, Inc., Series J, 6.50%	16,436	411,064
Urstadt Biddle Properties, Inc., Series G, 6.75%	4,000	102,000

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Shares	Market Value
Real Estate Investment Trusts 9.02% (cont.)
Urstadt Biddle Properties, Inc., Series F, 7.13%	10,000	$261,000
VEREIT, Inc., Series F, 6.70%	15,029	363,702

		4,292,259
Telecommunication Services 1.09%
Qwest Corp., 6.88%	12,000	303,600
United States Cellular Corp., 7.25%	8,500	215,050

		518,650
Utilities 1.93%
Duke Energy Corp., 5.13%	10,000	250,800
Entergy Mississippi, Inc., 6.00%	2,150	55,126
NextEra Energy Capital Holdings, Inc., Series H, 5.63%	10,000	247,000
SCE Trust I, 5.63%	10,000	245,200
SCE Trust II, 5.10%	5,000	117,850

		915,976
Total Preferred Stocks (Cost $9,647,658)		9,793,628
Common Stocks 32.99%
Consumer Staples 1.61%
Altria Group, Inc.	6,590	358,496
Philip Morris International, Inc.	4,210	333,979
Reynolds American, Inc.	1,652	73,134

		765,609
Energy 13.39%
American Midstream Partners LP	33,585	372,122
Azure Midstream Partners LP	54,940	325,245
Buckeye Partners LP	4,955	293,683
Calumet Specialty Products Partners LP	14,620	354,974
DCP Midstream Partners LP	8,590	207,706
Enbridge Energy Partners LP	20,686	511,358
Energy Transfer Partners LP	13,633	559,907
EnLink Midstream Partners LP	20,140	317,406
Global Partners LP	10,065	285,141
Kinder Morgan, Inc.	16,082	445,150
NGL Energy Partners LP	8,449	168,727
Plains All American Pipeline LP	12,180	370,028
Rose Rock Midstream LP	4,340	105,636
Southcross Energy Partners LP	17,861	88,055
Targa Resources Partners LP	12,500	363,000
TC PipeLines LP	5,830	277,566
Tesoro Logistics LP	10,885	489,825
USA Compression Partners LP	16,966	244,650
Williams Partners LP	18,445	588,764

		6,368,943

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Shares	Market Value
Financials 2.03%
BGC Partners, Inc.	69,044	$567,542
Blackstone Group LP/The	12,505	396,033

		963,575
Materials 0.26%
Hi-Crush Partners LP	16,250	121,713

Real Estate Investment Trusts 12.14%
Apple Hospitality REIT, Inc.	21,950	407,612
Blackstone Mortgage Trust, Inc.	18,305	502,289
City Office REIT, Inc.	56,470	641,499
Digital Realty Trust, Inc.	4,760	310,923
Gramercy Property Trust, Inc.	15,460	321,104
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	77,829	1,340,215
HCP, Inc.	8,282	308,505
Independence Realty Trust, Inc.	76,579	552,135
Lexington Realty Trust	65,336	529,222
Starwood Property Trust, Inc.	14,990	307,595
WP Carey, Inc.	9,550	552,085

		5,773,184
Telecommunication Services 1.70%
AT&T, Inc.	24,864	810,069

Utilities 1.86%
American Electric Power Co., Inc.	6,170	350,826
Consolidated Edison, Inc.	8,010	535,469

		886,295
Total Common Stocks (Cost $19,403,384)		15,689,388
	Principal Amount
Corporate Bonds 5.76%
American University, 4.32%, 04/01/45	$250,000	243,466
Entergy Texas, Inc., 5.15%, 06/01/45	100,000	100,440
Ford Motor Co., 9.98%, 02/15/47	500,000	715,381
McLaren Health Care Corp., 4.53%, 05/15/38	290,000	276,866
QUALCOMM, Inc., 4.80%, 05/20/45	1,000,000	876,424
Wells Fargo & Co., Series K, 7.98%, 03/29/49 (a)	500,000	528,750
Total Corporate Bonds (Cost $2,887,631)		2,741,327

See accompanying notes which are an integral part of these schedule of investments.

Spirit of America Income and Opportunity Fund

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2015 (UNAUDITED)

	Shares	Market Value
Money Market 3.48%
Fidelity Institutional Money Market Funds—Prime Money Market Portfolio, Institutional Class, 0.14% (b)	1,653,428	$1,653,428
Total Money Market (Cost $1,653,428)		1,653,428
Total Investments – 98.86% (Cost $50,641,859)		47,013,514
Other Assets in Excess of Liabilities – 1.14%		540,668

NET ASSETS – 100.00%		$47,554,182

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2015.
(b)	Rate disclosed is the seven day yield as of September 30, 2015.

AGM — Assured Guaranty Municipal Corp.

LP – Limited Partnership

OID — Original Issue Discount

REIT – Real Estate Investment Trust.

At September 30, 2015, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$975,103
Gross unrealized depreciation	(4,616,857)

Net unrealized depreciation	$(3,641,754)
Aggregate cost of securities for income tax purposes	$50,655,268

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Huntington Asset Services, Inc.

See accompanying notes which are an integral part of these schedule of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2015 (UNAUDITED)

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund, Spirit of America Municipal Tax Free Bond Fund, Spirit of America Income Fund and Spirit of America Income and Opportunity Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•	Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2015 (UNAUDITED)

The summary of inputs used to determine the fair valuation of the Funds’ investments as of September 30, 2015, is as follows:

	Value Inputs
Real Estate Income and Growth Fund	Level 1	Level 2	Level 3	Totals
Common Stocks*	$117,684,796	$—	$—	$117,684,796
Preferred Stocks*	958,600	—	—	958,600
Money Market Securities	472,181	—	—	472,181

Total	$119,115,577	$—	$—	$119,115,577

Large Cap Value Fund
Common Stocks*	$64,885,567	$—	$—	$64,885,567
Preferred Stocks*	2,811,979	—	—	2,811,979
Money Market Securities	955,709	—	—	955,709

Total	$68,653,255	$—	$—	$68,653,255

Municipal Tax Free Fund
Municipal Bonds	$—	$98,126,030	$—	$98,126,030

Total	$—	$98,126,030	$—	$98,126,030

Income Fund
Collateralized Mortgage Obligations	$—	$397,933	$—	$397,933
Municipal Bonds	—	147,529,339	—	147,529,339
Common Stocks*	10,087,094	—	—	10,087,094
Corporate Bonds	—	18,645,354	—	18,645,354
Preferred Stocks*	22,225,076	—	—	22,225,076
Money Market Securities	1,240,742	—	—	1,240,742

Total	$33,552,912	$166,572,626	$—	$200,125,538

Income and Opportunity Fund
Municipal Bonds	$—	$17,135,743	$—	$17,135,743
Preferred Stocks*	9,793,628	—	—	9,793,628
Common Stocks*	15,689,388	—	—	15,689,388
Corporate Bonds	—	2,741,327	—	2,741,327
Money Market Securities	1,653,428	—	—	1,653,428

Total	$27,136,444	$19,877,070	$—	$47,013,514

*	Refer to Schedule of Investments for industry classifications.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS SEPTEMBER 30, 2015 (UNAUDITED)

The Funds did not have any transfers between levels during the period ended September 30, 2015. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period.

C. Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At September 30, 2015, the Spirit of America Income Fund held illiquid restricted securities representing 1% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Corporate Bonds
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$421,967	$401,337
MetLife Capital Trust X, 9.25%, 04/08/38	6/4/2013	1,500,000	2,114,021	2,073,750

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Spirit of America Investment Fund, Inc

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	11/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	11/25/15

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date	11/25/15